UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)

(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

February 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Queens Road Small Cap Value Fund

	Schedule of Investments
	February 28, 2005 (Unaudited)
Shares/Principal Amount		Market Value

COMMON STOCKS
Agricultrual Chemicals- 1.34%
1,150	American Vanguard Corp.	$ 44,770

Aerospace & Defense- 1.41%
2,050	Allied Defense Group, Inc. *	47,150

Apparel Retail- 1.93%
2,172	Cato Corporation "A"	64,595

Apparel, Assecories, & Luxury Goods- 1.96%
1,820	Cherokee, Inc.	65,465

Casinos & Gambling- 1.55%
1,738	Aztar Corp. *	51,636

Chemicals & Allied Products- 1.20%
810	FMC Corp.*	39,982

Commerical Printing- 2.40%
1,825	Banta Corp.	80,099

Commodity Chemicals- 1.58%
1,000	Georgia Gulf Corp.	52,810

Construction & Farm Machinery- 2.04%
913	Oshkosh Truck Corp.	68,155

Data Processing Services- 2.27%
6,070	Intrado, Inc.*	75,996

Distillers & Vintners- 2.15%
1,345	Constellation Brands, Inc. *	71,971

Electronic Equipment & Instruments- 3.00%
1,028	Franklin Electric Co.	40,318
1,985	MTS Systems Corp.	59,947
		100,265

Food Retail- 2.20%
775	Arden Group, Inc.	73,617

Footwear- 2.03%
2,184	K-Swiss, Inc. Class A	67,704

Gas Utilities- 2.08%
1,550	UGI Corp.	69,363

General Building Contractors - Residential Buildings- 1.33%
1,600	Homex Development Corp.*	44,560

Health Care Distributors & Services- 3.98%
2,020	Owens & Minor, Inc.	56,237
1,950	Renal Care Group, Inc. *	76,830
		133,067
Health Care Facilities- 1.39%
7,347	Stewart Enterprises, Inc. Class A	46,580

Health Care Supplies- 1.83%
3,800	Nutraceutical International Corp. *	61,256

Home Furnishings- 2.18%
2,000	Dorel Industires, Inc. *	72,760

Housewares & Specialities- 3.86%
2,025	CSS Industries, Inc.	66,744
1,456	Lancaster Colony Corp.	62,040
		128,784

Industrial Machinery- 1.47%
1,270	Graco, Inc.	49,098

Insurance Brokers- 2.02%
3,420	HUB International Ltd.	67,511

Life & Health Insurance- 2.00%
4,250	Universal American Financial Corp. *	66,853

Miscellaneous Electrial Machinery, Equipment & Supplies- 3.73%
2,099	Rofin Sinar Technologies, Inc.*	76,928
1,450	United Industrial Corp.	47,850
		124,778
National Commerical Banks- 1.96%
650	Commerce Bancorp, Inc.	39,832
1,008	Greater Bay Bancorp	25,533
		65,365

Natural Gas Distribution- 1.43%
1,080	New Jersey Resources Corp.	47,898

Packaged Foods- 5.68%
2,135	John B Sanfilippo & Son, Inc. *	55,510
1,000	Sanderson Farms, Inc.	44,870
2,626	Smithfield Foods, Inc. *	89,415
		189,795

Personal Products- 3.00%
6,464	CCA Industries, Inc.	72,268
2,000	Inter Parfums, Inc.	28,020
		100,288
Property & Casualty Insurance- 3.93%
3,650	CNA Surety Corporation *	50,370
1,185	Commerce Group, Inc.	80,805
		131,175

Reginal Banks- 1.78%
601	Associted Banc - Corp	19,268
1,818	Southside Bancshares, Inc.	40,359
		59,627

Real Estate Investment Trusts- 4.40%
1,878	Amli Residential Properties Trust	51,870
938	The Macerich Company	53,560
1,182	Prentiss Properties Trust	41,476
		146,906

Restaurants- 0.40%
1,000	Ryan's Family Steak Houses, Inc. *	13,440

Semiconductors- 2.13%
2,829	DSP Group, Inc. *	71,234

Soft Drinks- 1.75%
6,700	National Beverage Corp.*	58,625

Specialty Chemicals- 4.83%
1,625	Albemarle Corp.	61,750
6,046	American Pacific Corp.*	53,749
1,075	Lubrizol Corp.	45,827
		161,326

State Commerical Banks- 2.30%
2,150	Central Pacific Financial Corp.	76,970

Systems Software- 1.91%
2,500	Hummingbird Ltd.*	63,850

Tires & Rubber- 1.19%
900	Bandag, Inc.	39,789

Thrifts & Mortgage Finance- 1.78%
1,560	Sterling Financial Corp.*	59,468

Wholesale-Apparel, Piece Goods & Notions- 4.31%'
2,400	Delta Apparel, Inc.	71,280
1,655	Weyco Group, Inc.	72,738
		144,018

Total for Common Stock ($2,843,713)- 95.73%		3,198,599

CASH AND EQUIVALENTS- 2.91%
97,172	First American Prime Obligation Fund Class A	97,172
	(Cost $97,172) - 1.78%**

	Total Investments- 98.64%	3,295,771
	(Cost $ 2,940,885)

	Other Assets Less Liabilities- 1.36%	45,378

	Net Assets- 100.00%	$ 3,341,149

* Non-income producing securities.
** Variable Rate Security at February 28, 2005
NOTES TO FINANCIAL STATEMENTS
Queens Small Cap Value Fund
1. SECURITY TRANSACTIONS
At February 28, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,940,885 amounted to $354,886 which consisted of aggregate gross unrealized appreciation of $414,639 and aggregate gross unrealized depreciation of $59,753.

Queens Road Value Fund

	Schedule of Investments
	February 28, 2005 (Unaudited)
Shares/Principal Amount		Market Value

COMMON STOCKS
Advertising- 2.09%
250	Omnicom Group, Inc.	$ 22,766

Aerospace & Defense- 5.06%
525	Alliant Techsystems, Inc.*	36,345
160	Boeing Co.	8,792
100	United Technologies Corp.	9,988
		55,125
Apparel & Accessories- 3.10%
800	Liz Claiborne, Inc.	33,840

Beverages- 1.53%
330	Brown Forman Corporation	16,734

Banks- 7.30%
400	Bank of America Corp.	18,660
850	Fifth Third Bancorp	38,054
250	National City Corp.	8,943
235	Wells Fargo & Co.	13,954
		79,611

Broadcasting & Cable TV- 0.85%
290	Comcast Corp. Class A Special Non-voting *	9,239

Computer Storage & Peripherals- 2.02%
275	Lexmark International Group*	22,035

Construction Materials- 1.32%
225	Florida Rock Industries, Inc.	14,411

Data Processing Services- 2.92%
1,495	Electronic Data Systems Corp.	31,844

Department Stores- 0.47%
90	Federated Department Stores, Inc.	5,081

Diversified Financial Services- 0.44%
100	Citigroup Corp.	4,772

Electric Utilities- 4.47%
200	Duke Power Co.	5,398
200	Exelon Corp.	9,072
1,065	Southern Co.	34,209
		48,679
Health Care Distributors & Services- 7.78%
775	Patterson Companies*	38,456
1,400	TJX Companies, Inc.	34,188
100	Wellpoint Health Networks, Inc. *	12,206
		84,850
Health Care Facilities- 2.81%
650	HCA, Inc.	30,687

Housewares & Specialties- 1.34%
180	Fortune Brands, Inc.	14,580

Investment Banking & Brokerage- 3.87%
145	Morgan Stanley	8,188
5	Piper Jaffray, Inc. *	198
550	T. Rowe Price Associates, Inc.	33,765
		42,151

Industrial Conglomerates- 2.92%
950	Tyco Laboratories, Inc.	31,806

Industrial Gases- 0.95%
230	Praxair, Inc.	10,311

Industrial Instruments- 1.74%
350	Danaher Corp.	18,960

Insurance Agents- 3.14%
1,050	Marsh & McLennan Companies, Inc.	34,241

Integrated Oil & Gas- 4.07%
700	Exxon Mobil Corp.	44,317

Integrated Telecommunication Services- 3.38%
390	ALLTEL Corp.	22,308
750	American Telephone & Telegraph Corp.	14,573
		36,881
Life & Health Insurance- 3.65%
335	MetLife, Inc.	13,748
500	Torchmark Corp.	26,055
		39,803

Movies & Entertainment- 3.14%
980	Viacom, Inc. Class B	34,202

Multi-line Insurance- 0.25%
40	American International Group, Inc.	2,672

Oil & Gas Exploration & Production- 1.15%
200	Apache Corp.	12,576

Packaged Goods- 3.01%
490	Unilever NV	32,776

Personal Products- 1.80%
375	Alberto-Culver Class B	19,601

Pharmaceuticals- 4.78%
610	Merck & Co, Inc.	19,337
500	Johnson & Johnson	32,800
		52,137
Photograhic Products- 2.49%
800	Eastman Kodak Co.	27,192

Property & Casualty Insurance- 2.04%
250	Progressive Corp.	21,868
10	Travelers Class B	383
		22,251
Publishing- 3.03%
420	Gannett, Inc.	33,075

Real Estate Invetment Trusts- 1.39%
245	Simon Property Group	15,180

Restaurants- 0.99%
325	McDonalds Corp.	10,751

Telephone Communications- 6.34%
662	America Movil	38,859
900	Century Telephone Enterprises, Inc.	30,276
		69,135

Thrift & Mortgage Finance- 0.86%
160	Federal National Mortgage Association	9,354

Total for Common Stock (Cost 991,476)- 98.48%		1,073,626

CASH AND EQUIVALENTS
16,771	First American Prime Obligation Fund Class A- 1.54%	16,771
	(Cost 16,771) - 1.78%**

	Total Investments- 100.02%	1,090,397
	(Cost $ 1,008,247)

	Liabilities in Excess of Other Assets- (0.02)%	(195)

	Net Assets- 100.00%	$ 1,090,202

* Non-income producing securities.
** Variable Rate Security at February 28, 2005
NOTES TO FINANCIAL STATEMENTS
Queens Road Value Fund
1. SECURITY TRANSACTIONS
At February 28, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,008,247 amounted to $82,150 which consisted of aggregate gross unrealized appreciation of $104,823 and aggregate gross unrealized depreciation of $22,673.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date April 29, 2005

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date April 29, 2005

* Print the name and title of each signing officer under his or her signature.